Note 15 - Other Expenses	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
15.	OTHER EXPENSES

(a)	Other operating expenses

	For the three months ended June 30, 2018	For the three months ended June 30, 2017
Amortization of intangible assets	$4,345	$3,460
Depreciation of property, plant and equipment	898	997
Bad debts expense	20,800	15,272
Share-based compensation	1,775	15,247
	$27,818	$34,976

(b)	Employee benefits expense

	For the three months ended June 30, 2018	For the three months ended June 30, 2017
Wages, salaries and commissions	$61,508	$56,171
Benefits	4,881	6,310
	$66,389	$62,481